Discontinued Operations - Cross-Border Energy Lease Investments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Discontinued Operations [Line Items]
Assets held for disposition	$ 1,237	$ 1,350
Cross-Border Energy Lease Investments [Member]
Discontinued Operations [Line Items]
Scheduled lease payments to PHI, net of non-recourse debt	1,852	2,120
Less: Unearned and deferred income	(615)	(771)
Assets held for disposition	1,237	1,349
Liabilities associated with assets held for disposition	$ 1	$ 3